Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 - Subsequent Events

The Company has evaluated events occurring subsequent to September 30, 2023 through the date of the issuance of these financial statements and noted the following:

On October 20, 2023, the Company issued 9,210,526 shares of its Common Stock upon the exercise of a Warrant, in exchange for the payment of $35,000.

On October 20, 2023, the Company issued 525,000 shares of its common stock as compensation for services rendered by an independent consultant.

On October 26, 2023, the Company dismissed Pinnacle Accountancy Group of Utah (a dba of Heaton & Company, PLLC) (“Pinnacle”) as the Company’s independent registered accountant.

On October 26, 2023, the Company engaged and executed an agreement with GreenGrowth CPAs (“GreenGrowth”), as the Company’s new independent registered accountant. This change in the Company’s independent registered public accounting firm was approved by the Company’s Board of Directors effective October 26, 2023.

Note 9 - Subsequent Events

The Company has evaluated events occurring subsequent to December 31, 2022 through the date these financial statements were issued and determined the following significant events require disclosure:

●	On January 5, 2023, the Company issued 3,684,211 shares of its Common Stock upon the exercise of a Warrant.

●	On January 31, 2023, the Company issued 18,421,053 shares of its Common Stock upon the exercise of a Warrant.

●	On January 31, 2023, the Company issued 18,421,053 shares of its Common Stock upon the exercise of a Warrant. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 28, 2023, the Company issued 5,526,316 shares of its Common Stock upon the exercise of a Warrant.

●	On March 27, 2023, the Company issued 9,210,526 shares of its Common Stock upon the exercise of a Warrant.

●	On April 5, 2023, the Company closed transactions with four (4) investors under which the Company issued convertible promissory notes with an aggregate principal amount of $1,500,000.

●	On April 8, 2023, the Company issued 18,421,053 shares of its Common Stock upon the exercise of a Warrant.